Performance Management	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	1.90%
Low Quarter	12/31/24	1.18%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	5.16%	5.96%
Return After Taxes on Distributions[1]	3.20%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.03%	3.64%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	7.83%[3]
Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)[4]	4.40%	4.99%[3]
[1],[2],[3],[4]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.90%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.18%
Lowest Quarterly Return, Date	Dec. 31, 2024
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	4.09%
Low Quarter	12/31/24	-0.31%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	8.94%	10.54%
Return After Taxes on Distributions[1]	5.71%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares	5.23%	6.66%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	7.83%[3]
ICE BofA BB-B U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)[4]	8.73%	10.78%[3]
[5],[6],[7],[8]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	4.09%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.31%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/25	3.09%
Low Quarter	12/31/24	-0.86%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	5.73%	6.60%
Return After Taxes on Distributions[1]	5.71%	6.51%
Return After Taxes on Distributions and Sale of Fund Shares	4.88%	5.89%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	4.25%	5.85%[3]
ICE BofA 2-17 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[4]	5.17%	5.66%[3]
[9],[10],[11],[12]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	3.09%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.86%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance over the last year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	2.59%
Low Quarter	03/31/25	0.26%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Since Inception
Return Before Taxes	5.78%	6.83%
Return After Taxes on Distributions[1]	2.71%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	3.93%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	5.51%[3]
Morningstar LSTA US Leveraged Loan Total Return Index (reflects no deduction for fees, expenses or taxes)[4]	5.90%	7.40%[3]
[13],[14],[15],[16]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	2.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.26%
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the close of business on March 22, 2024, Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (the “Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was substantially similar to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund has assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to March 22, 2024 reflects that of the Class  IR shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund for the periods prior to March 22, 2024 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s  average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Fund’s primary benchmark index was changed from the ICE BofA 1-3 Year U.S. Municipal Securities Index to the Bloomberg Municipal Bond Index effective May 1, 2024 to comply with the regulation that requires the primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one and five year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	2.72%
Low Quarter	12/31/24	-0.06%

Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Since Inception
Return Before Taxes	4.38%	2.63%	2.17%
Return After Taxes on Distributions[1]	4.38%	2.17%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	2.09%	1.66%

	Past One Year	Past Five Years	Since Inception
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	4.25%	0.80%	2.41%[3]
ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[4]	3.72%	1.56%	1.84%[3]
Short Duration Municipal Income Blend Index (reflects no deduction for fees, expenses or taxes)[5]	3.72%	2.31%	1.88%[3]
[17],[18],[19],[20],[21]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	2.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.06%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the close of business on June 14, 2024, Morgan Stanley Institutional Fund Trust - Short Duration Income Portfolio (the “Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund has assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to June 14, 2024 reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund for the periods prior to June 14, 2024 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year  and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Predecessor Fund’s primary benchmark index was changed from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The  Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	5.14%
Low Quarter	03/31/20	-3.38%

Performance Table Heading	Average Annual Total Returns1(for the calendar periods ended December 31, 2025)	[22]
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Return Before Taxes	6.90%	2.94%	3.44%	3.09%
Return After Taxes on Distributions[2]	4.88%	1.66%	2.35%	1.68%
Return After Taxes on Distributions and Sale of Fund Shares	4.05%	1.69%	2.18%	1.79%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[3]	7.58%	0.06%	2.44%	4.96%[4]
Bloomberg U.S. Credit 1-5 Year Index (reflects no deduction of fees, expenses or taxes)[5]	6.74%	2.15%	2.84%	4.64%[4]
Short Duration Income Blend Index (reflects no deduction of fees, expenses or taxes)[6]	6.74%	2.27%	2.12%	3.61%[4]
[23],[24],[25],[26],[27]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	5.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(3.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the close of business on March 22, 2024, Morgan Stanley Institutional Fund Trust - Core Plus Fixed Income Portfolio (the “Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund has assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to March 22, 2024 reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund for the periods prior to March 22, 2024 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	6.82%
Low Quarter	03/31/22	-5.95%

Performance Table Heading	Average Annual Total Returns1(for the calendar periods ended December 31, 2025)	[28]
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Return Before Taxes	8.23%	0.62%	3.84%	6.36%
Return After Taxes on Distributions[2]	6.24%	-1.10%	2.20%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	-0.28%	2.26%	3.98%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[3]	7.58%	0.06%	2.44%	N/A
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[4]	7.30%	-0.36%	2.01%	5.96%[5]
[29],[30],[31],[32]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(5.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of close of business on November 7, 2025, the Predecessor Fund, which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information shown below reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of Class I shares of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provides a means to compare the Fund’s average annual total  returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Predecessor Fund changed its name from Morgan Stanley Global Fixed Income Opportunities Fund to Morgan Stanley Income Opportunities Fund effective May 30, 2025. Additionally, effective May 30, 2025, the Predecessor Fund changed its primary benchmark to the  Bloomberg U.S. Aggregate Index because the Adviser believed it was a more appropriate benchmark for the Predecessor Fund. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.
Effective May 30, 2025, the Predecessor Fund’s principal investment strategies changed. The performance information in the bar chart and table prior to that date reflects the Predecessor Fund’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s average annual total returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	8.41%
Low Quarter	03/31/20	-7.87%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Predecessor Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception
Return Before Taxes	10.25%	3.49%	4.54%	4.29%
Return After Taxes on Distributions[1]	7.69%	1.40%	2.72%	1.98%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	1.72%	2.69%	2.19%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)[2]	7.30%	-0.36%	2.01%	4.13%[3]
Bloomberg Global Aggregate (Hedged USD) Index (reflects no deduction for fees, expenses or taxes)[4]	4.86%	0.34%	2.39%	4.29%[3]
Income Opportunities Blend Index (reflects no deduction for fees, expenses and taxes)[5]	6.66%	0.68%	2.38%	3.84%[3]
[33],[34],[35],[36],[37]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Predecessor Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(7.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that provide some indication of the risks of an investment in the Fund, by showing the difference in annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the benchmark index selected for the Fund. Performance information for the Fund will be available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the close of business on August 1, 2025, Morgan Stanley Mortgage Securities Trust (“Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The Predecessor Fund’s investment objective was identical to the Fund’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to August 1, 2025 reflects that of the Class I shares of the Predecessor Fund, which had a different fee structure than the Fund. The performance of the Predecessor Fund for the periods prior to August 1, 2025 has not been restated to reflect the annual operating expenses of the Fund, which are lower than those of the Predecessor Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Predecessor Fund’s primary benchmark index was changed from the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provides a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available online at www.eatonvance.com  or by calling toll-free 1-800-869-6397.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years1	[38]
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/20	6.24%
Low Quarter	03/31/20	-6.68%

Performance Table Heading	Average Annual Total Returns1(for the calendar periods ended December 31, 2025)	[38]
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Return Before Taxes	9.29%	3.28%	4.13%	4.50%
Return After Taxes on Distributions[2]	7.05%	1.36%	2.28%	2.50%
Return After Taxes on Distributions and Sale of Fund Shares	5.45%	1.64%	2.34%	2.59%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[3]	7.58%	0.06%	2.44%	4.44%[4]
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)[5]	8.58%	0.15%	1.59%	3.96%[4]
[39],[40],[41],[42]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	1-800-869-6397
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(6.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	10.69%
Low Quarter	03/31/25	-4.85%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	20.12%	16.26%
Return After Taxes on Distributions[1]	19.81%	15.93%
Return After Taxes on Distributions and Sale of Fund Shares	20.10%	12.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	14.10%[3]
[43],[44],[45]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.69%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(4.85%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s  performance from year-to-year  and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The Fund’s primary benchmark index was changed from the Russell 1000® Value Index to the S&P 500® Index effective March 14, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns — Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/24	7.02%
Low Quarter	06/30/24	-2.56%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	6.63%	9.07%
Return After Taxes on Distributions[1]	5.14%	7.77%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	6.69%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	24.17%[3]
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[4]	15.91%	18.39%[3]
[46],[47],[48],[49]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	7.02%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(2.56%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.eatonvance.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	7.36%
Low Quarter	03/31/25	-2.37%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	12.09%	14.95%
Return After Taxes on Distributions[1]	11.83%	14.42%
Return After Taxes on Distributions and Sale of Fund Shares	7.33%	11.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	24.17%[3]
[50],[51],[52]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.eatonvance.com
Performance Availability Phone [Text]	800-836-2414
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	7.36%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(2.37%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	14.20%
Low Quarter	12/31/24	-6.90%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	33.15%	16.02%
Return After Taxes on Distributions[1]	31.87%	15.11%
Return After Taxes on Distributions and Sale of Fund Shares	19.89%	12.29%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[2]	31.85%	14.95%[3]
Calvert International Responsible Index (reflects no deduction for fees, expenses or taxes)[4]	33.45%	16.15%[3]
[53],[54],[55],[56]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.calvert.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	14.20%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	11.30%
Low Quarter	03/31/25	-5.82%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	16.02%	20.85%
Return After Taxes on Distributions[1]	15.72%	20.54%
Return After Taxes on Distributions and Sale of Fund Shares	9.67%	16.47%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[2]	17.37%	21.38%[3]
Calvert US Large-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)[4]	16.25%	21.10%[3]
[57],[58],[59],[60]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.calvert.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	11.30%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(5.82%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	11.34%
Low Quarter	03/31/25	-6.01%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	16.38%	20.28%
Return After Taxes on Distributions[1]	16.06%	19.93%
Return After Taxes on Distributions and Sale of Fund Shares	9.89%	15.99%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	17.37%	21.38%[3]
Calvert US Large-Cap Diversity Research Index (reflects no deduction for fees, expenses or taxes)[4]	16.64%	20.53%[3]
[61],[62],[63],[64]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.calvert.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	11.34%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(6.01%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	9.41%
Low Quarter	06/30/24	-4.36%

Performance Table Heading	Average Annual Total Returns(for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	9.39%	10.28%
Return After Taxes on Distributions[1]	8.98%	9.93%
Return After Taxes on Distributions and Sale of Fund Shares	5.77%	7.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	17.88%	21.78%[3]
Calvert US Mid-Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)[4]	9.60%	10.52%[3]
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)[5]	10.60%	12.42%[3]
[65],[66],[67],[68],[69]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.calvert.com
Performance Availability Phone [Text]	800-836-2414
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	9.41%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(4.36%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance and one or more additional indexes.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	09/30/24	1.87%
Low Quarter	12/31/25	1.17%

Performance Table Heading	Average Annual Total Returns (for the calendar periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance [Table]

	Past 1 Year	Since Inception
Return Before Taxes	4.99%	5.71%
Return After Taxes on Distributions[1]	3.00%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	3.43%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[2]	7.58%	4.42%[3]
Bloomberg 9-12 Months Short Treasury Index (reflects no deduction for fees, expenses or taxes)[4]	4.40%	4.83%[3]
[70],[71],[72],[73]
Performance Table Closing [Text Block]
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Performance Availability Website Address [Text]	www.calvert.com
Performance Availability Phone [Text]	800-836-2414
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.87%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.17%
Lowest Quarterly Return, Date	Dec. 31, 2025

[1]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[2]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[3]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[4]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[5]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[6]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[7]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[8]
4	The ICE BofA BB-B US High Yield Index is an unmanaged index of below investment grade (BB-B) US corporate bonds. It is not possible to invest directly in an index.

[9]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[10]
2	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.

[11]
3	Since Inception reflects the inception date of Fund (commenced operations on 10/16/23).

[12]
4	The ICE BofA 2-17 Year US Municipal Securities Index is designed to track the performance of USD-denominated taxable municipal debt with a maturity between 2 and 17 years that is issued publicly by states and territories within the United States, as well as their political subdivisions, in the U.S. market. It is not possible to invest directly in an index.

[13]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[14]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[15]
3	Since Inception reflects the inception date of Fund (commenced operations on 02/06/24).

[16]
4	The Morningstar LSTA US Leveraged Loan Total Return Index is designed to measure the performance of the 100 largest facilities in the US leveraged loan market. It is not possible to invest directly in an index.

[17]
2	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.

[18]
4	The ICE BofA (Intercontinental Exchange Bank of America) 1-3 Year US Municipal Securities Index is a subset of ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years. ICE BofA US Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly in an index.

[19]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[20]
3	Since Inception reflects the inception date of the Predecessor Fund (commenced operations on 12/19/2018).

[21]
5	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index (a municipal “AAA” 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals) for periods from the Predecessor Fund’s inception to July 30, 2023, and the new additional index represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter. It is not possible to invest directly in an index.

[22]
1	During 2016, 2018 and 2019, the Predecessor Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 2016, 2018 and 2019 and the 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[23]
6	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmarks represented by the Bloomberg 1-3 Year U.S. Government/Credit Index (benchmark that tracks the securities in the 1-3 year maturity range of the Bloomberg U.S. Government/Credit Index) for periods from the Predecessor Fund’s inception to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark tracks one-year U.S. government securities) from January 9, 2016 to July 31, 2019, the Bloomberg 1-3 Year U.S. Government/Credit Index from August 1, 2019 to June 13, 2024, and the Fund’s new additional index represented by the Bloomberg U.S. Credit 1-5 Year Index for periods thereafter. It is not possible to invest directly in an index.

[24]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[25]
3	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[26]
4	Since Inception reflects the inception date of Class I of the Predecessor Fund (commenced operations on 3/31/92).

[27]
5	The Bloomberg U.S. Credit 1-5 Year Index includes investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the Bloomberg US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities. Securities must have a maturity greater than or equal to 1 years and less than 5 years. The Bloomberg U.S. Credit 1-5 Year Index is an index that the Adviser believes is representative of the Fund’s investment universe after the Reorganization but was not previously used for purposes of comparing the Predecessor Fund’s performance. It is not possible to invest directly in an index.

[28]
1	During 2016, 2017 and 2019, the Predecessor Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 2016, 2017 and 2019 and the 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[29]
4	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

[30]
5	Since Inception reflects the inception date of Class I of the Predecessor Fund (commenced operations on 11/14/84).

[31]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[32]
3	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[33]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[34]
2	The Bloomberg U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index. Effective May 30, 2025, the Predecessor Fund changed its primary benchmark from the Bloomberg Global Aggregate (Hedged USD) Index to the Bloomberg U.S. Aggregate Index because the Adviser believed the Bloomberg U.S. Aggregate Index was a more appropriate benchmark for the Predecessor Fund.

[35]
3	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[36]
4	The Bloomberg Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. It is not possible to invest directly in an index.

[37]
5	The Income Opportunities Blend Index is a performance linked benchmark of (i) the old benchmark represented by Bloomberg Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets with returns in unhedged USD) for the periods from the Predecessor Fund’s inception to December 31, 2016; (ii) the prior benchmark represented by Bloomberg Global Aggregate (Hedged USD) Index for periods from January 1, 2017 to May 29, 2025; and (iii) the new benchmark Bloomberg U.S. Aggregate Index for periods thereafter. It is not possible to invest directly in an index.

[38]
1	During 2016, the Predecessor Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the 2016 and 10 year and since inception (where applicable) returns before and after taxes for such periods would have been lower.

[39]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[40]
3	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[41]
4	Since Inception reflects the inception date of Class I shares of the Predecessor Fund (commenced operations on July 28, 1997).

[42]
5	The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. It is not possible to invest directly in an index.

[43]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[44]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[45]
3	Since Inception reflects the inception date of the Fund (commenced operations on 11/7/24).

[46]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[47]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[48]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[49]
4	The Russell 1000® Value Index is an index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

[50]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[51]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[52]
3	Since Inception reflects the inception date of the Fund (commenced operations on 10/16/23).

[53]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[54]
2	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. MSCI World ex USA Index is a free float adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

[55]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[56]
4	The Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management (“CRM”) determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. It is not possible to invest directly in an index.

[57]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[58]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[59]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[60]
4	The Calvert US Large-Cap Core Responsible Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. It is not possible to invest directly in an index

[61]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[62]
2	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

[63]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[64]
4	The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, or demonstrate significant improvements in talent management practices. It is not possible to invest directly in an index.

[65]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[66]
2	The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

[67]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[68]
4	The Calvert US Mid-Cap Core Responsible Index is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. It is not possible to invest directly in an index.

[69]
5	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. The Russell Midcap® Index measures the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in an index.

[70]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[71]
2	The Bloomberg U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[72]
3	Since Inception reflects the inception date of the Fund (commenced operations on 01/30/23).

[73]
4	The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes and bonds with a maturity between nine and 12 months. It is not possible to invest directly in an index.